SHARE-BASED COMPENSATION - Business Unit Equity Awards and SBC Expense (Details) ₽ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Feb. 28, 2018 USD ($) shares	Feb. 28, 2018 RUB (₽) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 RUB (₽) shares	Dec. 31, 2017 RUB (₽) shares	Dec. 31, 2016 RUB (₽) shares	Dec. 31, 2015 shares
SHARE-BASED COMPENSATION
Share-based compensation expense recognized (in dollars or rubles)			$ 94.4	₽ 6,552	₽ 4,193	₽ 3,422
Income tax benefits related to share-based compensation expense recognized (in dollars or rubles)			$ 1.5	₽ 104	₽ 62	₽ 36
Business unit equity awards - Related to the options to acquire depository receipts
SHARE-BASED COMPENSATION
Number of awards granted (in shares)			4,000,000	4,000,000	4,000,000	4,000,000	4,000,000
Number of share based awards outstanding (in shares)			3,100,000	3,100,000
Maximum percentage of issued share capital authorized for issuance of share based awards			20.00%	20.00%
Number of units exchanged	2,029,987	2,029,987
Share-based compensation expense recognized (in dollars or rubles)			$ 8.1	₽ 564	₽ 267	₽ 260
Exchange of stock for stock
SHARE-BASED COMPENSATION
Number of units offered in exchange	425,230	425,230
Exchange of stock for stock | Business unit equity awards - Related to the options to acquire depository receipts
SHARE-BASED COMPENSATION
Modification of the Business Unit Equity Awards	$ 2.8	₽ 195